Cash and Bank Balances	6 Months Ended
Jun. 30, 2023
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES

11 CASH AND BANK BALANCES

Cash and cash equivalents reflected in the condensed interim consolidated statement of cash flows comprise the following statement of financial position amounts:

	(Unaudited)	(Audited)	(Unaudited)
	June 30, 2023	December 31, 2022	June 30, 2022
	USD	USD	USD

Cash on hand	136,522	22,648	161,264
Bank balances	1,133,132	3,094,439	2,493,687
	1,269,654	3,117,087	2,654,951
Less: bank overdrafts	(5,231)	(3,756)	(4,327)
Cash and cash equivalents	1,264,423	3,113,331	2,650,624

Bank overdrafts carry an interest rate between 7% - 10%.